Share-based compensation (Details) - 2012 & 2017 Omnibus Securities and Incentive Plan	12 Months Ended
	Mar. 31, 2018 Share shares	Mar. 31, 2017 Share shares	Mar. 31, 2016 Share shares	Mar. 31, 2015 Share shares	Mar. 31, 2014 Share shares	Mar. 31, 2013 Share shares
Share Option Authorized In Share Based Payment Arrangement [Roll Forward]
Shares authorized for share-based compensation, beginning balance	1,430,064	3,663,328	3,842,662	3,947,829	3,951,826	3,962,826
Add: Shares authorized for share-based compensation (2017 omnibus plan)	4,500,000
Less: Share awards granted during the year ended | Share	(3,744,198)	(2,233,264)	(179,334)	(105,167)	(3,997)	(11,000)
Shares authorized for share-based compensation, ending balance	2,185,866	1,430,064	3,663,328	3,842,662	3,947,829	3,951,826